Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 20,151	$ 11,202
Short term deposits	42,334	10,004
Marketable securities		62,924
Prepaid expenses and other receivables	2,453	2,199
Cash held with respect to CVR Agreement	113	113
Total Current Assets	65,051	86,442
Non-Current Assets
Property and equipment, net	6,517	2,530
Other assets	5,773	6,174
Total Non-Current Assets	12,290	8,704
TOTAL ASSETS	77,341	95,146
Current Liabilities
Accounts payable trade	667	878
Accrued expenses and other liabilities	3,433	3,727
CVR holders	113	113
Total Current Liabilities	4,213	4,718
Non-Current Liabilities
Other long-term Liabilities	4,642	5,389
Total Non-Current Liabilities	4,642	5,389
Commitments and Contingent Liabilities
TOTAL LIABILITIES	8,855	10,107
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 0.4 par value: Authorized: 45,000,000 shares as of June 30, 2022 and December 31, 2021; Issued and outstanding: 18,381,052 and 18,331,507 as of June 30 and December 31, 2021;	2,113	2,107
Additional paid in capital	135,375	133,796
Foreign currency translation adjustments	1,101	1,101
Accumulated deficit	(70,103)	(51,965)
TOTAL SHAREHOLDERS’ EQUITY	68,486	85,039
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 77,341	$ 95,146